Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 44.6%
Al Rajhi Bank	8,074,881	$212,422,309
Alinma Bank	4,370,312	44,790,101
Arab National Bank	2,827,620	23,592,038
Bank AlBilad(a)	2,256,236	30,108,433
Bank Al-Jazira	2,013,034	15,386,420
Banque Saudi Fransi	2,668,582	38,229,546
Riyad Bank	5,941,075	60,777,541
Saudi British Bank (The)	3,884,863	43,159,016
Saudi Investment Bank (The)	856,308	5,114,331
Saudi National Bank (The)	8,992,874	173,862,102
		647,441,837
Building Products — 0.3%
Saudi Ceramic Co.	295,612	4,079,344

Chemicals — 15.0%
Advanced Petrochemical Co.	671,968	10,480,035
Alujain Holding	135,596	2,601,313
Methanol Chemicals Co.(a)	71,870	843,162
National Industrialization Co.(a)	1,821,812	8,898,825
SABIC Agri-Nutrients Co.	774,765	30,344,086
Sahara International Petrochemical Co.	1,680,845	23,981,126
Saudi Basic Industries Corp.	3,638,736	111,166,824
Saudi Industrial Investment Group	1,378,967	11,209,718
Saudi Kayan Petrochemical Co.(a)	1,904,709	8,803,330
Yanbu National Petrochemical Co.	703,622	10,199,889
		218,528,308
Construction & Engineering — 0.1%
AlKhorayef Water & Power Technologies Co.	34,022	1,097,630

Construction Materials — 3.0%
Arabian Cement Co./Saudi Arabia	340,180	3,424,022
City Cement Co.	458,828	2,938,228
Eastern Province Cement Co.	291,579	3,583,011
Najran Cement Co.	657,962	2,884,331
Northern Region Cement Co.	732,878	2,551,649
Qassim Cement Co. (The)	261,718	5,533,726
Riyadh Cement Co.	103,725	891,240
Saudi Cement Co.	425,739	6,388,213
Southern Province Cement Co.	369,166	5,697,892
Yamama Cement Co.(a)	599,210	4,697,180
Yanbu Cement Co.	460,757	4,620,763
		43,210,255
Consumer Finance — 0.1%
Nayifat Finance Co.	105,051	801,082

Diversified Consumer Services — 0.1%
Ataa Educational Co.	52,005	759,818
National Co. for Learning & Education Ltd.	51,298	793,928
		1,553,746
Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.(a)	560,963	2,565,356
Saudi Tadawul Group Holding Co.	17,053	1,060,328
		3,625,684
Diversified Telecommunication Services — 4.2%
Saudi Telecom Co.	2,244,626	61,508,727

Electric Utilities — 2.1%
ACWA Power Co.(a)	118,904	4,952,088
Security	Shares	Value

Electric Utilities (continued)
Saudi Electricity Co.	3,872,835	$25,072,624
		30,024,712
Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	626,707	2,239,134

Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	247,693	7,304,318
Almunajem Foods Co.	42,645	798,208
		8,102,526
Food Products — 2.8%
Al Jouf Agricultural Development Co.(a)	55,419	760,506
Almarai Co. JSC	1,213,245	17,730,009
Halwani Brothers Co.	55,480	1,132,028
National Agriculture Development Co. (The)(a)	349,673	2,878,702
Saudi Fisheries Co.(a)	75,015	727,281
Saudia Dairy & Foodstuff Co.	98,504	4,505,527
Savola Group (The)	1,328,600	13,324,115
		41,058,168
Gas Utilities — 0.2%
National Gas & Industrialization Co.	285,635	3,616,805

Health Care Providers & Services — 3.4%
Al Hammadi Co. for Development and Investment	406,289	5,627,051
Dallah Healthcare Co.	222,938	6,815,047
Dr Sulaiman Al Habib Medical Services Group Co.	245,265	13,980,966
Middle East Healthcare Co.(a)	263,399	2,676,470
Mouwasat Medical Services Co.	244,099	14,214,503
National Medical Care Co.	169,357	3,170,894
Saudi Chemical Co. Holding	318,306	2,795,824
		49,280,755
Hotels, Restaurants & Leisure — 1.3%
Dur Hospitality Co.(a)	331,902	2,089,709
Herfy Food Services Co.(a)	171,374	2,238,485
Leejam Sports Co. JSC	148,309	3,971,269
Saudi Airlines Catering Co.(a)	234,376	5,008,252
Seera Group Holding(a)	876,626	4,857,639
		18,165,354
Industrial Conglomerates — 0.1%
Astra Industrial Group	84,234	1,134,225

Insurance — 1.4%
Al Rajhi Co. for Co-operative Insurance(a)	125,833	2,415,773
Bupa Arabia for Cooperative Insurance Co.	303,121	12,736,643
Co. for Cooperative Insurance (The)	352,414	5,606,160
		20,758,576
IT Services — 0.1%
Al Moammar Information Systems Co.	29,623	947,086
Elm Co.	9,414	655,127
		1,602,213
Media — 0.9%
Arabian Contracting Services Co.	21,450	600,520
Saudi Research & Media Group(a)	184,784	12,258,134
		12,858,654
Metals & Mining — 4.5%
Saudi Arabian Mining Co.(a)	3,787,890	65,638,348

Oil, Gas & Consumable Fuels — 7.8%
Aldrees Petroleum and Transport Services Co.	236,054	4,814,811
Rabigh Refining & Petrochemical Co.(a)	1,261,514	9,101,588

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Saudi Arabia Refineries Co.	26,425	$743,524
Saudi Arabian Oil Co.(b)	8,853,138	98,865,717
		113,525,640
Paper & Forest Products — 0.0%
Middle East Paper Co.(a)	41,948	705,751

Pharmaceuticals — 0.2%
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	383,077	3,368,909

Professional Services — 0.2%
Maharah Human Resources Co.	128,608	2,287,358

Real Estate Management & Development — 1.6%
Arriyadh Development Co.	609,526	3,974,727
Dar Al Arkan Real Estate Development Co.(a)	2,998,183	9,835,216
Emaar Economic City(a)	2,321,612	6,895,940
Saudi Real Estate Co.(a)	696,107	3,046,678
		23,752,561
Road & Rail — 0.4%
Saudi Public Transport Co.(a)	491,174	2,451,077
Theeb Rent A Car Co.	48,940	814,253
United International Transportation Co.	261,532	3,274,714
		6,540,044
Specialty Retail — 1.6%
Fawaz Abdulaziz Al Hokair & Co.(a)	503,983	1,756,161
Jarir Marketing Co.	295,582	12,769,955
Saudi Automotive Services Co.	92,590	913,433
Saudi Co. For Hardware CJSC(a)	145,033	1,742,338
United Electronics Co.	188,052	5,788,732
		22,970,619
Thrifts & Mortgage Finance — 0.1%
Amlak International for Real Estate Finance Co.	145,536	775,194

Transportation Infrastructure — 0.4%
Saudi Ground Services Co.(a)	536,171	4,502,877
Saudi Industrial Services Co.	159,053	1,029,970
		5,532,847
Security	Shares	Value

Wireless Telecommunication Services — 1.9%
Etihad Etisalat Co.	1,812,609	$18,976,178
Mobile Telecommunications Co.(a)	2,425,765	8,626,853
		27,603,031

Total Common Stocks — 99.4%
(Cost: $1,031,331,413)		1,443,388,037

Rights

Real Estate Management & Development — 0.0%
Saudi Real Estate Co., (Expires 06/09/22)(a)	391,560	390,464

Total Rights — 0.0%
(Cost: $385,100)		390,464

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	2,680,000	2,680,000

Total Short-Term Securities — 0.2%
(Cost: $2,680,000)		2,680,000

Total Investments in Securities — 99.6%
(Cost: $1,034,396,513)		1,446,458,501

Other Assets Less Liabilities — 0.4%		6,368,288

Net Assets — 100.0%		$1,452,826,789

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,190,000	$—	$(510,000	)(a)	$—	$—	$2,680,000	2,680,000	$2,775	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	103	06/17/22	$5,476	$(35,019)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,554,293	$1,401,833,744	$—	$1,443,388,037
Rights	390,464	—	—	390,464
Money Market Funds	2,680,000	—	—	2,680,000
	$44,624,757	$1,401,833,744	$—	$1,446,458,501
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,019)	$—	$—	$(35,019)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

JSC	Joint Stock Company
REIT	Real Estate Investment Trust

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